EMPLOYEE BENEFIT PLANS (Detail)	12 Months Ended
	Sep. 30, 2015 USD ($) $ / h	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Minimum annual contribution percent per employee	1.00%
Maximum annual contribution percent per employee	25.00%
Maximum employer match as percent of employee contribution	50.00%
Maximum match from employer as a percent of participants' salary	3.00%
Rate of discretionary employer contributions (in dollars per qualified hour) | $ / h	0.30
Minimum eligibility period	90 days
Period to be fully vested	5 years
Contributions, net of forfeitures	$ 2,200,000	$ 2,500,000	$ 2,400,000
Deferred Compensation Arrangements [Abstract]
Percent of employee salary eligible for deferral	100.00%
Participant withdrawals, net of contributions	$ 942,000	$ 22,000
Participant withdrawals, net of contributions and changes in fair value of investments			$ 7,400,000